UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Christopher A. Madden, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (631) 470-2619

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1.  Schedule of Investments.

The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 97.0%
	AIRLINES - 3.6%
8,000	Virgin America, Inc. *	$ 346,000

	BIOTECHNOLOGY - 0.1%
200	Avalanche Biotechnologies, Inc. *	10,800

	COMMERCIAL SERVICES - 4.5%
10,000	INC Research Holdings, Inc. *	256,900
6,500	ServiceMaster Global Holdings, Inc. *	174,005
		430,905
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
6,000	LendingClub Corp. *	151,800
6,500	Synchrony Financial *	193,375
		345,175
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
8,000	Mobileye NV *	324,480

	FOOD - 4.3%
12,000	WhiteWave Foods Co. *	419,880

	HEALTHCARE-SERVICES - 4.7%
13,000	Envision Healthcare Holdings, Inc. *	450,970

	INSURANCE - 4.6%
10,500	Voya Financial, Inc.	444,990

	INTERNET SOFTWARE & SERVICES - 17.4%
6,000	Alibaba Group Holding, Ltd. - ADR *	623,640
11,000	Facebook, Inc. *	858,220
5,500	Twitter, Inc. *	197,285
		1,679,145
	LODGING - 3.8%
14,000	Hilton Worldwide Holdings, Inc. *	365,260

	PACKAGING & CONTAINERS - 2.9%
9,000	Berry Plastics Group, Inc. *	283,950

	PHARMACEUTICALS - 15.9%
18,000	Diplomat Pharmacy, Inc. *	492,660
9,000	FibroGen, Inc. *	246,060
7,000	Quintiles Transnational Holdings, Inc. *	412,090
9,000	Zoetis, Inc.	387,270
		1,538,080
The Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2014 (Unaudited)(Continued)

Shares		Value
	PIPELINES - 7.5%
4,000	EQT Midstream Partners LP	$ 352,000
9,000	Shell Midstream Partners LP *	368,820
		720,820
	REITS - 2.7%
14,000	Paramount Group, Inc. *	260,260

	RETAIL - 5.4%
9,000	Boot Barn Holdings, Inc. *	163,800
12,000	Zoe's Kitchen, Inc. *	358,920
		522,720
	SOFTWARE - 5.6%
26,000	MobileIron, Inc. *	258,960
3,500	Workday, Inc. *	285,635
		544,595
	TELECOMMUNICATIONS - 7.0%
1,000	Arista Networks, Inc. *	60,760
5,000	Pala Alto Networks, Inc. *	612,850
		673,610

	TOTAL COMMON STOCK (Cost - $7,154,537)	9,361,640

	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUNDS - 3.2%
151,934	Milestone Treasury Obligations Fund
	Institutional Shares, 0.01% **	151,934
151,934	Dreyfus Institutional Reserve Money Fund
	Premier Shares, 0.00% **	151,934
	TOTAL SHORT-TERM INVESTMENTS	303,868
	(Cost - $303,868)

	TOTAL INVESTMENTS - 100.2% (Cost - $7,458,405) (a)	$ 9,665,508
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(17,356)
	NET ASSETS - 100.0%	$ 9,648,152

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2014.
ADR - American Depository Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
(a) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $7,503,645. At December 31, 2014, net appreciation for all securities was $2,161,863. This consists of aggregate gross unrealized appreciation of $2,204,394 and aggregate gross unrealized depreciation of $42,531.

Renaissance IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value (US$)
	COMMON STOCKS - 96.6%
	CONSUMER DISCRETIONARY - 18.7%
	Diversified Consumer Services - 1.7%
5,557	Bright Horizons Family Solutions, Inc. *	$261,235
2,855	Houghton Mifflin Harcourt Co. *	59,127
5,798	ServiceMaster Global Holdings, Inc. *	155,212
		475,574
	Hotels, Restaurants & Leisure - 11.0%
18,970	Aramark	590,916
60,209	Hilton Worldwide Holdings, Inc. *	1,570,853
10,402	La Quinta Holdings, Inc. *	229,468
13,503	Norwegian Cruise Line Holdings, Ltd. *	631,400
		3,022,637
	Internet & Catalog Retail - 3.6%
42,664	JD.com, Inc. - ADR *	987,245
	Media - 0.8%
7,954	Markit, Ltd. *	210,224
	Multiline Retail - 1.2%
6,759	Burlington Stores, Inc. *	319,430
	Specialty Retail - 0.4%
4,000	Michaels Cos., Inc. *	98,920
		5,114,030
	CONSUMER STAPLES - 3.9%
	Food & Staples Retailing - 2.2%
17,612	Sprouts Farmers Market, Inc. *	598,456
	Food Products - 1.7%
13,274	Pinnacle Foods, Inc.	468,572
		1,067,028
	ENERGY - 3.2%
	Energy Equipment & Services - 0.3%
4,116	Frank’s International NV	68,449
	Oil, Gas & Consumable Fuels - 2.9%
7,525	Antero Resources Corp. *	305,365
3,631	Eclipse Resources Corp. *	25,526
4,516	EP Energy Corp. - Class A *	47,147
5,108	Memorial Resource Development Corp. *	92,097
15,720	Rice Energy, Inc. *	329,648
		799,783
		868,232
	FINANCIALS - 20.6%
	Commercial Banks - 1.8%
20,414	Citizens Financial Group, Inc.	507,492
	Consumer Finance - 8.4%
57,028	Ally Financial, Inc. *	1,347,001
13,673	Santander Consumer USA Holdings, Inc.	268,127
2,998	Springleaf Holdings, Inc. *	108,438
18,889	Synchrony Financial *	561,948
		2,285,514
	Diversified Financial Services - 4.3%
27,572	Voya Financial, Inc.	1,168,502

Renaissance IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Shares		Value (US$)
	Real Estate Investment Trusts (REITs) - 6.1%
21,510	American Homes 4 Rent - Class A	$366,315
15,234	Brixmor Property Group, Inc.	378,413
19,622	Outfront Media, Inc.	526,654
21,300	Paramount Group, Inc. *	395,967
		1,667,349
		5,628,857
	HEALTH CARE - 17.6%
	Biotechnology - 0.1%
1,303	Intrexon Corp. * (a)	35,872
	Health Care Providers & Services - 2.3%
18,367	Envision Healthcare Holdings, Inc. *	637,151
	Health Care Technology - 2.1%
22,161	IMS Health Holdings, Inc. *	568,208
	Life Sciences Tools & Services - 2.5%
10,221	Quintiles Transnational Holdings, Inc. *	601,710
3,600	VWR Corp. *	93,132
		694,842
	Pharmaceuticals - 10.6%
6,221	Catalent, Inc. *	173,442
62,947	Zoetis, Inc.	2,708,609
		2,882,051
		4,818,124
	INDUSTRIALS - 2.9%
	Commercial Services & Supplies - 0.4%
3,004	West Corp.	99,132
	Trading Companies & Distributors - 2.5%
23,188	HD Supply Holdings, Inc. *	683,814
		782,946
	INFORMATION TECHNOLOGY - 28.2%
	Communications Equipment - 1.2%
863	Arista Networks, Inc. * (a)	52,436
12,047	CommScope Holding Co., Inc. *	275,033
		327,469
	Computers & Peripherals - 0.1%
1,276	Nimble Storage, Inc. * (a)	35,090
	Electronic Equipment, Instruments & Components - 2.2%
16,884	CDW Corp.	593,810
	Internet Software & Services - 20.2%
25,016	Alibaba Group Holding, Ltd. - ADR *	2,600,163
4,334	Criteo SA - ADR *	175,180
7,380	GrubHub, Inc. *	268,042
8,400	Lending Club Corp. *	212,520
62,802	Twitter, Inc. *	2,252,708
		5,508,613
	IT Services - 0.5%
7,101	Sabre Corp.	143,937

Renaissance IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Shares		Value (US$)
	Software - 4.0%
1,955	Cheetah Mobile, Inc. - ADR * (a)	$29,560
10,929	FireEye, Inc. *	345,138
3,710	King Digital Entertainment PLC (a)	56,985
4,080	Mobileye NV * (a)	165,485
5,970	Tableau Software, Inc. - Class A *	506,017
		1,103,185
		7,712,104
	MATERIALS - 0.6%
	Chemicals - 0.6%
6,509	Axalta Coating Systems, Ltd. *	169,364
	TELECOMMUNICATION SERVICES - 0.5%
	Diversified Telecommunication Services - 0.5%
2,775	Intelsat SA *	48,174
3,094	Zayo Group Holdings, Inc. * (a)	94,584
		142,758
	UTILITIES - 0.4%
	Independent Power Producers & Energy Traders - 0.4%
3,464	Abengoa Yield PLC	94,637

	TOTAL COMMON STOCKS
	(Cost - $24,990,137)	26,398,080
Units
	COMMON STOCK UNITS - 0.6%
	CONSUMER DISCRETIONARY - 0.6%
	Hotels, Restaurants & Leisure - 0.6%
8,181	Extended Stay America, Inc.	157,975
	TOTAL COMMON STOCK UNITS
	(Cost - $180,309)	157,975
	MASTER LIMITED PARTNERSHIPS - 1.7%
	ENERGY - 1.7%
	Oil, Gas & Consumable Fuels - 1.7%
7,915	CVR Refining LP	132,972
1,788	Emerge Energy Services LP	96,552
3,554	Enable Midstream Partners LP	68,912
2,630	Phillips 66 Partners LP	181,286
		479,722

	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost - $585,381)	479,722
	SHORT-TERM INVESTMENTS - 1.3%
360,559	State Street Navigator Prime Securities Lending Portfolio (b)	360,559

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $360,559)	360,559

Renaissance IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Units		Value (US$)
	TOTAL INVESTMENTS - 100.2% (Cost - $26,116,386) (c)	$27,396,336
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(64,750)
	NET ASSETS - 100.0%	$27,331,586

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2014, the market value of securities loaned was $348,492. The loaned securities were secured with cash collateral of $360,559. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $26,116,386 . At December 31, 2014, net appreciation for all securities was $1,279,950. This consists of aggregate gross unrealized appreciation of $2,129,938 and aggregate gross unrealized depreciation of $849,988.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Renaissance International IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value (US$)
	COMMON STOCKS - 97.7%
	AUSTRALIA - 5.4%
4,646	Asaleo Care, Ltd. *	$6,296
2,582	Genworth Mortgage Insurance Australia, Ltd.	7,673
12,532	Healthscope, Ltd. *	27,829
28,560	Medibank Pvt, Ltd. *	56,192
8	OzForex Group, Ltd.	19
5,930	Veda Group, Ltd.	11,086
		109,095
	BELGIUM - 2.3%
1,170	bpost SA	29,426
564	Ontex Group NV *	16,185
		45,611
	BRAZIL - 5.0%
7,012	BB Seguridade Participacoes SA	84,834
376	Linx SA	7,143
514	Smiles SA	8,905
		100,882
	BRITAIN - 13.6%
6,218	AA PLC *	34,162
2,074	AO World PLC *	9,058
1,774	Countrywide PLC	12,072
2,842	Crest Nicholson Holdings PLC	17,204
2	Direct Line Insurance Group PLC	9
2,818	esure Group PLC	8,969
3,030	Foxtons Group PLC	7,568
2,410	HellermannTyton Group PLC	11,832
3,216	Just Eat PLC *	15,524
6,506	Merlin Entertainments PLC (a)	40,419
8	OneSavings Bank PLC *	27
2,512	Pets at Home Group PLC	7,917
1,722	Poundland Group PLC *	8,809
7,242	Royal Mail PLC	48,524
3,628	Saga PLC *	8,770
1,972	Spire Healthcare Group PLC * (a)	11,679
3,100	SSP Group PLC *	14,253
2,590	TSB Banking Group PLC * (a)	11,238
2,148	Zoopla Property Group PLC (a)	6,579
		274,613
	CANADA - 0.7%
560	Cardinal Energy, Ltd.	6,512
2	Hudson’s Bay Co.	42
2	Ivanhoe Mines, Ltd. - Cl. A *	2
460	Seven Generations Energy, Ltd. - Cl. A *	6,925
		13,481
	CHINA - 8.0%
64,070	CGN Power Co., Ltd. * (a)	27,926
37,270	China Cinda Asset Management Co., Ltd. - Cl. H *	18,263
23,280	China CNR Corp., Ltd. - Cl. H * (a)	33,323
38,500	China Everbright Bank Co., Ltd. - Cl. H	21,001
13,140	China Galaxy Securities Co., Ltd. - Cl. H	16,504
82,430	China Huishan Dairy Holdings Co., Ltd.	14,350
17,450	Huishang Bank Corp., Ltd. - Cl. H	7,854
6,880	Luye Pharma Group, Ltd. *	8,863
12,920	Sinopec Engineering Group Co., Ltd. - Cl. H	8,747
35,770	Tianhe Chemicals Group, Ltd. * (a)	5,397
		162,228

Renaissance International IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Shares		Value (US$)
	DENMARK - 2.6%
1,464	ISS AS *	$42,366
414	Matas AS	9,485
		51,851
	FINLAND - 0.3%
558	Sanitec Oyj *	6,925
	FRANCE - 4.7%
934	Coface SA *	12,409
708	Elior Participations SCA * (a)	10,538
152	Gaztransport Et Technigaz SA	8,994
1,188	Numericable-SFR *	58,853
206	Tarkett SA	4,462
		95,256
	GERMANY - 12.0%
2,656	Deutsche Annington Immobilien SE	90,359
810	Evonik Industries AG *	26,586
554	KION Group AG	21,274
658	LEG Immobilien AG	49,357
340	Rocket Internet AG * (a)	21,143
6	Telefonica Deutschland Holding AG *	32
1,110	Zalando SE * (a)	34,251
		243,002
	HONG KONG - 1.5%
6,390	Kerry Logistics Network, Ltd.	10,152
36,640	WH Group, Ltd. * (a)	20,931
		31,083
	ITALY - 2.4%
2,482	Anima Holding S.p.A. * (a)	12,506
1,006	Cerved Information Solutions S.p.A. *	5,319
2,470	FinecoBank Banca Fineco S.p.A. *	13,952
1,318	Moncler S.p.A.	17,735
		49,512
	JAPAN - 12.1%
8	AEON REIT Investment Corp.	11,381
24	GLP J-Reit	26,769
6	Hulic Reit, Inc.	9,122
4,140	Japan Display, Inc. *	12,788
19	Nippon Prologis REIT, Inc.	41,337
2,020	Recruit Holdings Co., Ltd. *	58,013
1,680	Seibu Holdings, Inc.	34,587
1,480	Suntory Beverage & Food, Ltd.	51,525
		245,522
	LUXEMBOURG - 3.9%
990	Altice SA *	78,178
	MACAU - 0.3%
18,780	Macau Legend Development, Ltd. *	7,047
	MALAYSIA - 0.3%
6,720	Westports Holdings Bhd	6,458

Renaissance International IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Shares		Value (US$)
	MEXICO - 2.4%
2	Concentradora Fibra Hotelera Mexicana S.A. de C.V. - REIT *	$3
5,486	Grupo Lala SAB de CV	10,605
4,668	Grupo Sanborns SAB de CV	7,277
2,290	Infraestructura Energetica Nova SAB de CV	11,424
4	Mexico Real Estate Management S.A. de C.V. - REIT *	7
5,764	PLA Administradora Industrial S de RL de CV - REIT *	12,088
3,834	Prologis Property Mexico S.A. de C.V. - REIT *	7,060
		48,464
	NETHERLANDS - 2.6%
816	Euronext NV * (a)	26,457
904	NN Group NV *	27,178
		53,635
	NEW ZEALAND - 1.9%
5,722	Genesis Energy, Ltd.	9,686
8,176	Mighty River Power, Ltd.	19,005
2,804	Z Energy, Ltd.	10,127
		38,818
	NORWAY - 0.7%
640	Entra ASA * (a)	6,569
760	XXL ASA * (a)	7,470
		14,039
	PHILIPPINES - 0.5%
5,410	Robinsons Retail Holdings, Inc.	9,155
	POLAND - 1.6%
3,714	Energa SA	24,158
344	PKP Cargo SA	8,113
		32,271
	PORTUGAL - 0.8%
1,748	CTT-Correios de Portugal SA	16,957
	RUSSIA - 0.8%
8	MegaFon OAO - GDR	110
16,234	Moscow Exchange MICEX-RTS OAO	15,900
		16,010
	SINGAPORE - 1.0%
842	BW LPG, Ltd. (a)	5,920
21,140	Mapletree Greater China Commercial Trust - REIT	15,161
		21,081
	SOUTH KOREA - 4.8%
160	Samsung Electronics Co., Ltd. - GDR	96,800
	SPAIN - 1.4%
884	Applus Services SA *	9,788
1,454	Merlin Properties Socimi SA - REIT *	17,647
		27,435
	SWEDEN - 1.4%
1,208	Com Hem Holding AB *	9,763
464	Hemfosa Fastigheter AB *	9,821
470	Lifco AB - Cl. B *	8,109
		27,693
	SWITZERLAND - 1.4%
246	Cembra Money Bank AG	13,609
194	SFS Group AG *	15,435
		29,044

Renaissance International IPO ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014 (Continued)

Shares		Value (US$)
	UAE - 1.3%
624	Al Noor Hospitals Group PLC	$9,628
21,590	Emaar Malls Group PJSC *	15,753
		25,381
	TOTAL COMMON STOCKS
	(Cost - $1,924,274)	1,977,527
Units

	COMMON STOCK UNITS - 0.5%
	SINGAPORE-0.5%
16,280	Asian Pay Television Trust	10,570

	TOTAL COMMON STOCK UNITS
	(Cost - $10,655)	10,570

	TOTAL INVESTMENTS - 98.2% (Cost - $1,934,929) (b)	$1,988,097
	LIABILITIES LESS OTHER ASSETS - 1.8%	37,132
	NET ASSETS - 100.0%	$2,025,229

*	Non-income producing security.

(a)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(b)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $1,934,929 . At December 31, 2014, net appreciation for all securities was $53,168. This consists of aggregate gross unrealized appreciation of $150,071 and aggregate gross unrealized depreciation of $96,903.

GDR - Global Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).
Security Valuation- The Fund's securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.
Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,361,640	$ -	$ -	$ 9,361,640
Short Term Investments	303,868	-	-	$ 303,868
Total	$ 9,665,508	$ -	$ -	$ 9,665,508
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 25, 2015